Financial Information of Segments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2012 Corporate Financial Services USD ($)	Mar. 31, 2012 Corporate Financial Services JPY (¥)	Mar. 31, 2011 Corporate Financial Services JPY (¥)	Mar. 31, 2010 Corporate Financial Services JPY (¥)	Mar. 31, 2012 Maintenance Leasing USD ($)	Mar. 31, 2012 Maintenance Leasing JPY (¥)	Mar. 31, 2011 Maintenance Leasing JPY (¥)	Mar. 31, 2010 Maintenance Leasing JPY (¥)	Mar. 31, 2012 Real Estate USD ($)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2011 Real Estate JPY (¥)	Mar. 31, 2010 Real Estate JPY (¥)	Mar. 31, 2012 Investment Banking USD ($)	Mar. 31, 2012 Investment Banking JPY (¥)	Mar. 31, 2011 Investment Banking JPY (¥)	Mar. 31, 2010 Investment Banking JPY (¥)	Mar. 31, 2012 Retail USD ($)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2011 Retail JPY (¥)	Mar. 31, 2010 Retail JPY (¥)	Mar. 31, 2012 Overseas USD ($)	Mar. 31, 2012 Overseas JPY (¥)	Mar. 31, 2011 Overseas JPY (¥)	Mar. 31, 2010 Overseas JPY (¥)	Mar. 31, 2012 Total USD ($)	Mar. 31, 2012 Total JPY (¥)	Mar. 31, 2011 Total JPY (¥)	Mar. 31, 2010 Total JPY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 11,837		¥ 972,884		¥ 946,878		¥ 890,552		$ 881	¥ 72,449	¥ 79,305	¥ 84,167	$ 2,822	¥ 231,951	¥ 225,830	¥ 226,179	$ 2,709	¥ 222,631	¥ 217,590	¥ 215,001	$ 892	¥ 73,293	¥ 89,595	¥ 87,318	$ 1,948	¥ 160,071	¥ 148,768	¥ 155,491	$ 2,278	¥ 187,240	¥ 176,875	¥ 185,906	$ 11,530	¥ 947,635	¥ 937,963	¥ 954,062
Interest revenue									242	19,901	23,830	33,511	4	343	189	74	131	10,729	13,181	16,021	264	21,716	24,083	24,339	353	29,041	28,171	34,174	392	32,212	34,841	26,926	1,386	113,942	124,295	135,045
Interest expense	1,349		110,868		122,765		81,444		119	9,759	12,877	18,455	51	4,186	4,998	5,611	197	16,188	18,706	21,131	70	5,757	6,639	7,393	88	7,195	8,980	10,580	233	19,212	16,931	17,273	758	62,297	69,131	80,443
Depreciation and amortization	2,047		168,233		166,484		164,821		42	3,420	5,605	10,776	1,202	98,810	98,577	100,316	236	19,427	17,148	17,305	22	1,814	1,760	2,199	132	10,849	11,129	14,241	343	28,194	27,662	29,206	1,977	162,514	161,881	174,043
Other significant non-cash items:
Provision for doubtful receivables and probable loan losses	234		19,215		31,103		71,525		28	2,278	12,718	40,533	0	10	1,955	2,013	36	2,988	1,131	9,521	91	7,471	6,772	2,278	14	1,128	1,409	9,277	46	3,811	3,226	7,901	215	17,686	27,211	71,523
Write-downs of long-lived assets	185		15,167		17,400		6,977		10	793	104	152	0	0	0	0	137	11,311	13,278	4,379	9	713	996	283	0	0	0	0	10	798	1,770	2,163	166	13,615	16,148	6,977
Increase (Decrease) in policy liabilities	77		6,321		(11,692)		(32,927)		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	77	6,321	(11,692)	(32,927)	0	0	0	0	77	6,321	(11,692)	(32,927)
Equity in net income (loss) of affiliates and gains (losses) on sales of subsidiaries and affiliates and liquidation losses, net									8	687	487	613	2	146	157	86	16	1,310	2,585	3,747	86	7,033	1,333	(6,233)	(122)	(9,996)	52	19,039	77	6,299	13,382	8,635	67	5,479	17,996	25,887
Discontinued operations	15	[1],[2]	1,279	[1],[2]	12,220	[1],[2]	12,989	[1],[2]	6	475	121	(77)	0	0	0	0	(8)	(644)	7,004	12,732	(5)	(401)	6,225	917	7	592	87	104	8	666	(51)	(733)	8	688	13,386	12,943
Segment profits	1,077		88,542		72,607		40,937		262	21,532	10,035	(19,481)	422	34,710	26,203	23,307	16	1,349	54	138	194	15,983	13,212	(2,350)	266	21,825	23,777	31,104	606	49,768	45,639	37,142	1,766	145,167	118,920	69,860
Segment assets	101,653		8,354,874		8,581,582		7,739,800		10,935	898,776	968,327	1,140,251	6,543	537,782	502,738	515,716	16,659	1,369,220	1,539,814	1,677,402	5,733	471,145	506,011	511,333	21,152	1,738,454	1,653,704	1,578,758	12,006	986,762	972,224	860,815	73,028	6,002,139	6,142,818	6,284,275
Long-lived assets									329	27,029	37,919	25,626	3,985	327,489	312,261	303,809	11,888	977,102	1,016,039	1,013,190	413	33,964	45,139	48,540	547	44,986	42,686	44,838	2,375	195,207	193,724	133,462	19,537	1,605,777	1,647,768	1,569,465
Expenditures for long-lived assets									11	909	3,744	4,623	1,543	126,779	118,283	77,261	279	22,945	40,270	51,001	6	507	6,168	765	0	14	86	24	773	63,506	58,156	26,939	2,612	214,660	226,707	160,613
Investment in affiliates	$ 4,036		¥ 331,717		¥ 373,376				$ 205	¥ 16,842	¥ 15,993	¥ 15,605	$ 11	¥ 880	¥ 710	¥ 631	$ 1,031	¥ 84,697	¥ 84,325	¥ 82,768	$ 748	¥ 61,469	¥ 55,151	¥ 56,704	$ 964	¥ 79,255	¥ 110,375	¥ 167,293	$ 1,077	¥ 88,564	¥ 106,813	¥ 86,700	$ 4,036	¥ 331,707	¥ 373,367	¥ 409,701

[1]	Pursuant to FASB Accounting Standards Codification 205-20 ("Presentation of Financial Statements-Discontinued Operations"), the results of operations which meet the criteria for discontinued operations are reported as a separate component of income, and those related amounts that had been previously reported are reclassified.
[2]	Income from discontinued operations, net includes aggregate gains on sales of subsidiaries, business units, and rental properties in the amount of ¥14,056 million, ¥14,393 million and ¥4,170 million ($51 million) in fiscal 2010, 2011 and 2012, respectively.